Quarterly Financial Information - Schedule of Cash flows (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net loss		$ (63,902,585)
Adjustment to reconcile net loss to net cash used in operating activities
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities		62,822,984
Net cash used in operating activities		(1,165,494)
Net cash used in investing activities		(690,000,000)
Net cash provided by financing activities		692,860,173
Net change in cash		1,694,679
As Previously Reported
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (206,850)	(933,235)
Adjustment to reconcile net loss to net cash used in operating activities
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	67,794	(146,366)
Net cash used in operating activities	(515,550)	(1,165,494)
Net cash used in investing activities	(690,000,000)	(690,000,000)
Net cash provided by financing activities	693,295,138	692,860,173
Net change in cash	2,779,588	$ 1,694,679
Restatement Adjustment
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	(19,365,380)
Adjustment to reconcile net loss to net cash used in operating activities
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	19,365,380
As Restated
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	(19,572,230)
Adjustment to reconcile net loss to net cash used in operating activities
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	19,433,174
Net cash used in operating activities	(515,550)
Net cash used in investing activities	(690,000,000)
Net cash provided by financing activities	693,295,138
Net change in cash	$ 2,779,588